Debt - Schedule of Debt (Details) - USD ($)						9 Months Ended	12 Months Ended
	Jun. 28, 2018	Mar. 31, 2018	Sep. 29, 2017	Oct. 22, 2015	Jul. 20, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016	Feb. 25, 2016
Debt Instrument [Line Items]
Weighted average interest rate						3.81%	3.13%
Total principal						$ 490,055,000	$ 484,728,000	$ 460,428,000
Debt Issuance Costs, Net						(8,482,000)	(2,880,000)	(3,956,000)
Debt, net						$ 481,573,000	$ 481,848,000	456,472,000
LIBOR
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate						2.11%
Debt Instrument, Basis Rate							1.57%
Revolving Credit Facility | Key Bank Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	4 years
Line Of Credit Facility, Extension Term	1 year
Line of Credit | Key Bank Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate							2.92%
Total principal						$ 85,000	$ 357,758,000	$ 333,458,000
Contractual stated interest rate (percent)							2.87%
Effective interest rate (percent)						3.65%	3.32%
Debt Instrument, Term						4 years	4 years	4 years
Line Of Credit Facility, Extension Term						1 year	1 year	1 year
Line of Credit | Key Bank Credit Facility [Member] | LIBOR
Debt Instrument [Line Items]
Debt Instrument, Term to Determine Weighted Average Interest Rate							365 days
Debt Instrument, Term to Determine Contractual Interest Rate							360 days
Spread over variable rate (percent)		1.50%				1.30%	1.50%
Mortgages
Debt Instrument [Line Items]
Total principal						$ 376,970,000	$ 126,970,000
Mortgages | BofA / Key Bank Loan [Member]
Debt Instrument [Line Items]
Total principal						$ 250,000,000	0
Contractual stated interest rate (percent)						4.32%
Effective interest rate (percent)						4.36%
Mortgages | AIG Loan
Debt Instrument [Line Items]
Total principal						$ 126,970,000	126,970,000
Contractual stated interest rate (percent)						4.15%
Effective interest rate (percent)						4.22%
Notes Payable, Other Payables [Member] | AIG Loan
Debt Instrument [Line Items]
Total principal							$ 126,970,000	$ 126,970,000
Debt, net				$ 127,000,000
Contractual stated interest rate (percent)				4.15%			4.15%
Effective interest rate (percent)							4.22%
Debt Instrument, Term				10 years			10 years
Debt Instrument, Payment Terms, Duration Requiring Monthly Payments of Interest Only				5 years			5 years
Notes Payable, Other Payables [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Total principal						$ 113,000,000	$ 0
Effective interest rate (percent)						3.58%
Notes Payable, Other Payables [Member] | Term Loan [Member] | LIBOR
Debt Instrument [Line Items]
Spread over variable rate (percent)						1.25%
Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount						$ 1,150,000,000
Total principal						1,363,776,000	1,397,779,000	1,458,343,000
Unamortized Deferred Financing Costs and Discounts, net						(9,426,000)	(11,695,000)	(10,808,000)
Debt Issuance Costs, Net							(11,414,000)
Debt, net						$ 1,354,350,000	$ 1,386,084,000	1,447,535,000
Griffin Capital Essential Asset REIT, Inc. [Member] | LIBOR
Debt Instrument [Line Items]
Effective interest rate (percent)						2.11%	1.56%
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Term Loan
Debt Instrument [Line Items]
Total principal						$ 715,000,000	$ 715,000,000	715,000,000
Effective interest rate (percent)						3.89%	3.19%
Debt Instrument, Term					4 years
Debt instrument extended term					1 year
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Term Loan | LIBOR
Debt Instrument [Line Items]
Spread over variable rate (percent)							1.40%
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Revolver Loan
Debt Instrument [Line Items]
Total principal						$ 0	$ 10,153,000	397,409,000
Effective interest rate (percent)						3.77%	3.79%
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Revolver Loan | LIBOR
Debt Instrument [Line Items]
Spread over variable rate (percent)							1.45%
Griffin Capital Essential Asset REIT, Inc. [Member] | Fixed and Variable Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate						3.70%	3.53%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages
Debt Instrument [Line Items]
Total principal						$ 648,776,000	$ 672,626,000	345,934,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Plainfield Mortgage Loan [Member]
Debt Instrument [Line Items]
Total principal							$ 0	18,932,000
Contractual stated interest rate (percent)							0.00%
Effective interest rate (percent)							0.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | TW Telecom Loan
Debt Instrument [Line Items]
Total principal						$ 0	$ 19,169,000	20,353,000
Effective interest rate (percent)						0.00%	4.04%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | TW Telecom Loan | LIBOR
Debt Instrument [Line Items]
Spread over variable rate (percent)							2.45%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Bank of America loan
Debt Instrument [Line Items]
Total principal						$ 21,340,000	$ 21,694,000	22,149,000
Contractual stated interest rate (percent)						4.18%	4.175%
Effective interest rate (percent)						4.60%	4.59%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Midland Mortgage Loan
Debt Instrument [Line Items]
Total principal						$ 102,753,000	$ 104,197,000	105,600,000
Contractual stated interest rate (percent)						3.94%	3.94%
Effective interest rate (percent)						4.12%	4.08%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Emporia Partners loan
Debt Instrument [Line Items]
Total principal						$ 2,662,000	$ 2,978,000	3,377,000
Contractual stated interest rate (percent)						5.88%	5.88%
Effective interest rate (percent)						5.96%	5.96%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | BofA loan
Debt Instrument [Line Items]
Total principal						$ 22,309,000	$ 22,961,000	23,786,000
Contractual stated interest rate (percent)						6.08%	6.08%
Effective interest rate (percent)						5.16%	5.22%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Highway 94 loan
Debt Instrument [Line Items]
Total principal						$ 16,714,000	$ 17,352,000	18,175,000
Contractual stated interest rate (percent)						3.75%	3.75%
Effective interest rate (percent)						4.65%	4.63%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Bank of America loan
Debt Instrument [Line Items]
Total principal						$ 375,000,000	$ 375,000,000	0
Contractual stated interest rate (percent)			3.77%			3.77%	3.77%
Effective interest rate (percent)						3.91%	3.90%
Debt Instrument, Term			10 years			10 years
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | AIG Loan
Debt Instrument [Line Items]
Total principal						$ 107,998,000	$ 109,275,000	110,640,000
Contractual stated interest rate (percent)						4.96%	4.96%
Effective interest rate (percent)						5.07%	5.07%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Ace Hardware Mortgage Loan [Member]
Debt Instrument [Line Items]
Total principal							$ 0	$ 22,922,000
Contractual stated interest rate (percent)							0.00%
Spread over variable rate (percent)								5.00%
Effective interest rate (percent)							0.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate						3.75%	3.54%
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Notional Amount						$ 100,000,000	$ 200,000,000.0		$ 100,000,000	$ 100,000,000.0
Interest Rate Swap | Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount						$ 425,000,000	$ 725,000,000.0